Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	$ (3,057)	$ 2,677
Foreign currency differences on translation of foreign operations	(1,302)	(5,586)
Change in net unrealized gain (loss) on cash flow hedging instruments	382	(148)
Deferred income tax expense	(68)	0
Balance - End of fiscal year	(4,045)	(3,057)
Foreign currency differences on translation of foreign operations
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	(2,932)	2,654
Foreign currency differences on translation of foreign operations	(1,302)	(5,586)
Change in net unrealized gain (loss) on cash flow hedging instruments	0	0
Deferred income tax expense	0	0
Balance - End of fiscal year	(4,234)	(2,932)
Hedging reserve
Disclosure of reserves within equity [line items]
Balance - Beginning of fiscal year	(125)	23
Foreign currency differences on translation of foreign operations	0	0
Change in net unrealized gain (loss) on cash flow hedging instruments	382	(148)
Deferred income tax expense	(68)	0
Balance - End of fiscal year	$ 189	$ (125)